S000075811 [Member] Investment Strategy - iShares Blockchain and Tech ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the NYSE FactSet Global Blockchain Technologies Index (the “Underlying Index”), which is a rules-based, modified float-adjusted market capitalization-weighted equity index that measures the performance of equity securities issued by U.S. and non-U.S. companies that are involved in the development, innovation, and utilization of blockchain and crypto technologies. The Fund may invest in non-U.S. companies, including those located in emerging markets, without any limits consistent with the Underlying Index. ICE Data Indices, LLC, or its affiliates (the “Index Provider” or “IDI”), uses FactSet’s Revere Business Industry Classification System (“RBICS”) classifications to determine the eligible universe.
The Index Provider defines “blockchain” as technologies characterized by a shared, peer-to-peer, decentralized, and immutable ledger ideally suited for recording information. Information on the blockchain is secured through a validation process involving cryptography known as “mining,” which integrates a new set of information (known as a “block”) with all previous blocks on the ledger (thus creating a chain). One use of blockchain is “cryptocurrency,” which is a digital asset that typically uses blockchain’s decentralized and secured ledger as a method of verifying transactions and ownership. The Fund's investments will include companies involved in (a) cryptocurrency mining, (b) cryptocurrency trading and exchanges, (c) crypto-mining systems and/or (d) blockchain technology.
IDI begins with common equity securities (including depositary receipts) that have a market capitalization of $100 million or greater and a three-month average daily trading value (“ADTV”) of $1 million or greater and are from one of 43 eligible countries (as disclosed in the Fund’s Statement of Additional Information (“SAI”)). From this starting universe, IDI selects, as “Tier 1” securities, companies generating 50% or more revenue from the following RBICS Focus Level 6 industries: Blockchain Technology; Cryptocurrency Mining; Cryptocurrency Trading and Exchanges; Cryptomining Hosting; Cryptomining Systems; and Enterprise Blockchain Technology.
In order to capture those companies that design and manufacture graphics processing unit (GPU) chips necessary for mining, IDI next selects, as “Tier 2” securities, companies in the following RBICS Focus Level 6 industries: A.I./Large Scale Processing Graphics Controller; Computer/Gaming Graphics Accelerator/Controller; Cryptomining Semiconductors; Data Center Graphics Accelerator/Controller; General Graphics Accelerator/Controller; Handheld Systems Graphics Accelerator/Controller; and Video Multimedia Semiconductors. Additionally for Tier 2, IDI selects the securities of companies that have blockchain-related ancillary businesses identified with the following Revere Hierarchy Focus industries: Blockchain Technology; Cryptocurrency Mining; Cryptocurrency Trading/Exchanges; Cryptomining Hosting; Cryptomining Systems; and Enterprise Blockchain Technology. The Fund will not invest in cryptocurrency (i) directly or (ii) indirectly through the use of derivatives on such assets.
The Underlying Index will have a minimum of 35 constituents at selection and will include all Tier 1 securities and a minimum of 10 Tier 2 securities, selected in descending order of float-adjusted market capitalization. The component securities of the Underlying Index are weighted by float-adjusted market capitalization with Tier 1 securities allocated a minimum weight of 75% in aggregate, subject to capping constraints. Each Tier 1 security is capped at 12%, and each Tier 2 security is capped at 4% of the Underlying Index, each at rebalance. Securities with  weights greater than 4.5% shall not in aggregate exceed 45% of the Underlying Index weight at rebalance. Additionally, for any Tier 1 security whose constituent weight is greater than 10 times its three-month ADTV, its weight is determined by its liquidity weight instead of by float-adjusted market capitalization. The Index Provider determines the liquidity weight of a security as follows: index weight assigned to a security based on the relative three-month median daily value traded of the security compared to that measure for the overall index.
The Underlying Index is reviewed and reconstituted in March and September each year. Constituent weights of the Underlying Index are rebalanced quarterly. The Underlying Index may include large-, mid- and small-capitalization companies.
As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the blockchain, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.